TRADING ASSETS	12 Months Ended
Dec. 31, 2013
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2012	2013
	(EUR in millions)
Debt securities issued by other governments and public sector entities	256	455
Greek treasury bills	3,222	2,086
Foreign treasury bills	1,663	126
Debt securities issued by Greek financial institutions	41	-
Debt securities issued by foreign financial institutions	210	342
Corporate debt securities issued by Greek companies	18	20
Corporate debt securities issued by foreign companies	9	13
Equity securities issued by Greek companies	30	26
Equity securities issued by foreign companies	8	7
Mutual fund units	12	7
Total	5,469	3,082

Net unrealized losses on trading assets (debt and equity) of EUR 714 million, EUR 60 million and EUR 126 million were included in net trading gains/(loss) during 2011, 2012 and 2013, respectively.

Trading assets include securities that are pledged as collateral of EUR 926 million and EUR 2,470 million as at December 31, 2012 and 2013, respectively.